Segment and corporate information- Segment Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating segments
Revenue	€ 17,783,572	€ 16,569,715	€ 15,454,858
Operating income	2,362,439	2,408,902	2,128,501
Income before income taxes	2,008,549	2,042,533	1,775,676
Income (loss) from equity method investees	67,199	58,639	28,348
Total assets	24,025,128	25,503,540
thereof investments in equity method investees	647,009	598,154
Operating Segments
Operating segments
Revenue external customers	17,768,824	16,556,708	15,429,907
Inter - segment revenue	2,644	3,377	5,303
Revenue	17,771,468	16,560,085	15,435,210
Operating income	2,901,507	2,759,071	2,483,772
Depreciation and amortization	(580,609)	(557,266)	(517,202)
Income (loss) from equity method investees	67,199	58,639	28,348
Total assets	21,885,821	23,313,519	20,963,296
thereof investments in equity method investees	647,009	598,154	545,955
Additions of property, plant and equipment and intangible assets	751,905	724,398	667,035
Corporate
Operating segments
Revenue external customers	14,748	13,007	24,951
Inter - segment revenue	(2,644)	(3,377)	(5,303)
Revenue	12,104	9,630	19,648
Operating income	(539,068)	(350,169)	(355,271)
Depreciation and amortization	(154,870)	(144,270)	(130,965)
Total assets	2,139,307	2,190,021	2,282,986
Additions of property, plant and equipment and intangible assets	241,052	248,936	244,372
US-GAAP
Operating segments
Revenue external customers	17,783,572	16,569,715	15,454,858
Revenue	17,783,572	16,569,715	15,454,858
Operating income	2,362,439	2,408,902	2,128,501
Interest	(353,890)	(366,369)	(352,825)
Income before income taxes	2,008,549	2,042,533	1,775,676
Depreciation and amortization	(735,479)	(701,536)	(648,167)
Income (loss) from equity method investees	67,199	58,639	28,348
Total assets	24,025,128	25,503,540	23,246,282
thereof investments in equity method investees	647,009	598,154	545,955
Additions of property, plant and equipment and intangible assets	992,957	973,334	911,407
Segment reporting, additional information
Deferred taxes non current assets and liabilities			154,181
North America Segment | Operating Segments
Operating segments
Revenue external customers	12,878,665	12,030,093	11,016,596
Inter - segment revenue	1,898	3,105	4,770
Revenue	12,880,563	12,033,198	11,021,366
Operating income	2,086,391	1,936,079	1,648,193
Depreciation and amortization	(398,235)	(389,217)	(360,012)
Income (loss) from equity method investees	71,739	58,547	18,746
Total assets	15,556,059	17,281,852	15,816,770
thereof investments in equity method investees	342,462	289,400	237,487
Additions of property, plant and equipment and intangible assets	526,652	522,406	461,846
EMEA Segment | Operating Segments
Operating segments
Revenue external customers	2,547,055	2,409,110	2,369,255
Inter - segment revenue	16		1
Revenue	2,547,071	2,409,110	2,369,256
Operating income	443,725	474,396	522,310
Depreciation and amortization	(119,044)	(109,128)	(103,641)
Income (loss) from equity method investees	(7,159)	(2,637)	6,147
Total assets	3,585,486	3,576,784	3,010,906
thereof investments in equity method investees	181,870	187,169	189,237
Additions of property, plant and equipment and intangible assets	130,755	118,671	117,593
Asia-Pacific Segment | Operating Segments
Operating segments
Revenue external customers	1,623,312	1,474,132	1,353,273
Inter - segment revenue	356	31	129
Revenue	1,623,668	1,474,163	1,353,402
Operating income	313,042	289,434	269,841
Depreciation and amortization	(45,401)	(43,344)	(40,178)
Income (loss) from equity method investees	1,919	1,372	2,277
Total assets	2,074,150	1,762,903	1,580,433
thereof investments in equity method investees	98,281	96,513	95,537
Additions of property, plant and equipment and intangible assets	52,861	49,907	42,594
Latin America Segment | Operating Segments
Operating segments
Revenue external customers	719,792	643,373	690,783
Inter - segment revenue	374	241	403
Revenue	720,166	643,614	691,186
Operating income	58,349	59,162	43,428
Depreciation and amortization	(17,929)	(15,577)	(13,371)
Income (loss) from equity method investees	700	1,357	1,178
Total assets	670,126	691,980	555,187
thereof investments in equity method investees	24,396	25,072	23,694
Additions of property, plant and equipment and intangible assets	€ 41,637	€ 33,414	€ 45,002